BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash	$ 496,021	$ 1,004,609
Prepaid expenses	51,773	66,151
Total current assets	547,794	1,070,760
Investments and cash held in Trust Account	212,751,267	212,757,574
Total assets	213,299,061	213,828,334
Current liabilities:
Accrued operating expense and accounts payable	21,500	5,543
Franchise tax payable	180,000	180,000
Due to affiliates	273	867
Total current liabilities	201,773	186,410
Deferred underwriting compensation	7,451,250	7,451,250
Total liabilities	$ 7,653,023	$ 7,637,660
Commitments and Contingencies
Class A common stock subject to possible redemption; 20,064,603 and 20,119,067 (at redemption value of $10 per share) at December 31, 2015 and 2014, respectively	$ 200,646,033	$ 201,190,670
Stockholders’ equity
Preferred stock, $.0001 par value, 10,000,000 shares authorized; none issued and outstanding	0	0
Common stock value	0	0
Additional paid-in capital	5,914,395	5,369,762
Accumulated deficit	(915,043)	(370,406)
Total stockholders’ equity	5,000,005	5,000,004
Total liabilities and stockholders’ equity	213,299,061	213,828,334
Common Class A [Member]
Stockholders’ equity
Common stock value	121	116
Common Class F [Member]
Stockholders’ equity
Common stock value	$ 532	$ 532